Development Of Allowance For Credit Losses For Off Balance Sheet Positions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	[1]	Jun. 30, 2024	[2]
Total Stages [Member]
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	€ 361		€ 393
Movements Including New Business	(3)		(28)
Transfers Due To Changes In Credit Worthiness	0	[3]	0	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	(24)		4
Balance, end of reporting period	335		368
Of Which: Financial Guarantees	181		198
Provision For Credit Losses Excluding Country Risk	(3)	[5]	(28)	[6]
Stage 1
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	106		117
Movements Including New Business	(15)		(10)
Transfers Due To Changes In Credit Worthiness	3	[3]	10	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	(3)		2
Balance, end of reporting period	91		118
Of Which: Financial Guarantees	55		71
Provision For Credit Losses Excluding Country Risk	(12)	[5]	0	[6]
Stage 2
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	82		88
Movements Including New Business	9		4
Transfers Due To Changes In Credit Worthiness	(3)	[3]	(9)	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	(9)		(1)
Balance, end of reporting period	78		83
Of Which: Financial Guarantees	42		32
Provision For Credit Losses Excluding Country Risk	6	[5]	(5)	[6]
Stage 3
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	173		187
Movements Including New Business	1		(22)
Transfers Due To Changes In Credit Worthiness	0	[3]	(1)	[4]
Changes In Models	0		0
Foreign Exchange And Other Changes	(12)		3
Balance, end of reporting period	162		167
Of Which: Financial Guarantees	84		95
Provision For Credit Losses Excluding Country Risk	1	[5]	(23)	[6]
Stage 3 POCI
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of the year	0		0
Movements Including New Business	3		0
Changes In Models	0		0
Foreign Exchange And Other Changes	0		0
Balance, end of reporting period	3		0
Of Which: Financial Guarantees	0		0
Provision For Credit Losses Excluding Country Risk	€ 3	[5]	€ 0	[6]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2025
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2024
[3]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[4]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models